Income Taxes (Schedule of Income Tax Provision) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income tax (benefit) provision at the Federal statutory rate			$ (1,908,000)	$ (405,000)
State income taxes, net of Federal benefit			(285,000)	(72,000)
Benefit of loss (tax liability) not realized due to the Company status as a "pass through entity" for tax proposes				23,800
Amortization of debt discount and deferred financing costs			129,000	66,800
Common stock issued for services			300,000
Other				4,300
Valuation tax asset allowance			1,764,000	382,000
Tax provision				$ (100)